W.P. Stewart & Co. Growth Fund
A series of the Investment Managers Series Trust

Supplement dated May 31, 2011
To Prospectus dated April 30, 2011

Effective May 31, 2011, the W.P. Stewart & Co. Growth Fund (the “Fund”) prospectus is modified as follows:

1.	The Fund’s website has been changed to http://www.wpsgx.wpstewart.com.

Please file this Prospectus Supplement with your records.

W.P. Stewart & Co. Growth Fund
A series of the Investment Managers Series Trust

Supplement dated May 31, 2011
to the Statement of Additional Information dated April 30, 2011

Effective May 31, 2011, the W.P. Stewart & Co. Growth Fund (the “Fund”) statement of additional information is modified as follows:

1.	The Fund’s website has been changed to http://www.wpsgx.wpstewart.com.